Remuneration and other benefits paid to the Bank's directors and senior managers	6 Months Ended
Jun. 30, 2019
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Remuneration and other benefits paid to the Bank's directors and senior managers

4.    Remuneration and other benefits paid to the Bank’s directors and senior managers

Note 5 to the Group’s consolidated annual accounts for the year ended December 31, 2018 includes the detail of the remuneration and other benefits paid to the Bank’s directors and senior managers in 2018 and 2017.

Following is a summary of the most significant data on the remunerations and benefits for the six months ended June 30,  2019 and 2018:

Remuneration of members of the board of directors (1)

	Thousands of euros
	06-30-2019	06-30-2018

Members of the board of directors (2) (3):
Remuneration concept
Fixed salary remuneration of executive directors	3,459	3,759
Variable salary remuneration of executive directors	—	—
Directors fees	579	488
Bylaw-stipulated emoluments (annual emolument)	1,853	1,785
Other (except insurance premiums) (4)	3,354	691
Sub-total	9,245	6,723

Transactions with shares and/or other financial instruments	—	—
	9,245	6,723
(1)	The notes to the consolidated annual accounts for 2019 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)	Mr. Rodrigo Echenique Gordillo ceased his executive duties with effective date May 1, 2019, continuing from that date as a non-executive director.
(3)	Mr. Juan Miguel Villar Mir ceased as member of the board of director on January 1, 2019.
(4)

It includes the amount related to the post-contractual non-compete agreement pact received by Mr. Rodrigo Echenique Gordillo as a result of having ceased in his executive functions with effective date May 1, 2019. The comparison of the figures of the two semesters is affected by the timing difference (semi-annual or annual) of the concepts included in the category.

On June 30, 2019, the remuneration received by the executive directors reflects the transformation into the pension system, which includes the reduction of the amount of the annual contributions to the executive directors' pension system, proportionally increasing the fixed annual salary and without any increase in the total cost to the Bank; and the elimination of the supplementary pension system in the event of death (widowhood and orphanhood) and disability, simultaneously establishing a fixed remuneration complement and improving the life insurance coverage of the executive directors, without any increase in the total cost to the Bank. The section on executive directors' pension funds and plans below reflects this transformation in the provisions and/or contributions to pension funds.

Other benefits of members of the board of directors

	Thousands of euros
	06-30-2019	06-30-2018

Members of the board of directors:
Other benefits-
Advances	—	—
Loans granted	121	84
Pension funds and plans: Endowments and/or contributions (1)	1,001	1,341
Pension funds and plans: Accumulated rights (2)	77,153	75,804
Life insurance premiums	1,069	862
Guarantees provided for directors	—	—

(1)  These correspond to the endowments and/or contributions made during the first six months of 2019 and 2018 in respect of retirement pensions and complementary benefits for widowhood, orphanhood and permanent disability.

(2)  Corresponds to the rights accrued by the directors in matters of pensions. It also includes for informational purposes the rights accumulated by Mr. Rodrigo Echenique Gordillo, although these rights corresponded to Mr. Echenique before his appointment as executive director. Additionally, former members of the board had at June 30, 2019 and June 30, 2018 rights accrued for this concept for 68,201 thousands of euros and 79,465 thousands of euros, respectively.

Remuneration of senior management (1)(2)

The table below includes the corresponding amounts related to remunerations of senior management at June 30, 2019 and 2018, excluding the executive directors:

	Thousands of euros
	06-30-2019	06-30-2018

Senior management (1):
Total remuneration of senior management (2)	17,690	16,972

(1)  Remunerations regarding to members of senior management who, during the six month period ended June 30, 2019, had ceased their duties amount to EUR 96 thousands (June 30, 2018: EUR 10 thousands).

(2)  The number of senior managers of the Bank, excluding executive directors, is 18 as at June 30, 2019. (No changes regarding the figure published at June 30, 2018).

The remuneration received by senior management at June 30,  2019 reflects the improvement in senior management life insurance coverage following the transformation of the pension system at the beginning of 2018. This transformation did not entail any increase in the total cost for the Bank.

The variable annual remuneration (or bonuses) received for fiscal year 2018, both for directors and the rest of senior management, were included in the information on remuneration included in the annual report for that year. Similarly, the variable remuneration attributable to the 2019 results, which will be submitted for approval by the Board of Directors at the appropriate time, will be included in the financial statements for the current year.

Funds and pension plans of senior management

	Thousands of euros
	06-30-2019	06-30-2018

Senior management:
Pension funds: Endowments and / or contributions (1)	3,190	2,739
Pension funds: Accumulated rights (2)	71,237	62,872

(1)	Corresponds to the allocations and/or contributions made during the first six months of 2019 and 2018 as retirement pensions.
(2)

Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at June 30,  2019 and June 30,  2018 rights accumulated for this same concept for EUR 166,960 thousands and EUR 173,819 thousands, respectively.